Common Shareholders' Equity (Details)		1 Months Ended	12 Months Ended
	Jan. 01, 2017 shares	Nov. 30, 2009 shares	Dec. 31, 2018 vote shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Series A Common Shares
Class of Stock [Line Items]
Number of votes | vote			10
Voting rights for number of board of directors			75%
Common Shares
Class of Stock [Line Items]
Number of votes | vote			1
Voting rights for number of board of directors			25%
Common Shares | 401(k)
Share repurchases
Shares reserved (in shares)			67,000
Common Shares | Treasury shares
Class of Stock [Line Items]
Repurchase authorization, cumulative shares authorized (in shares)			5,901,000
Common shareholders' equity, other disclosures
Shares reissued (in shares)			1,000,000	0	1,000,000
Common Shares | Treasury shares | Minimum
Class of Stock [Line Items]
Repurchase authorization, additional number of shares per year (in shares)	0
Common Shares | Treasury shares | Maximum
Class of Stock [Line Items]
Repurchase authorization, additional number of shares per year (in shares)	1,300,000	1,300,000